LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Other Information Related to Operating Leases	Renewal options are included in the lease term when their exercise is reasonably certain. The Company also has a few finance lease arrangements, all of which were fully prepaid at commencement and are immaterial to the consolidated financial statements. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2025	2024
Lease expense	17	17
Lease payments made	17	16

As at December 31	2025	2024
Weighted-average remaining lease term[1] (years)	3	4
Weighted-average discount rate	2.8%	2.9%
[1] Includes renewal options that are reasonably certain to be exercised.
Summary of Future Minimum Operating Lease Payments After Adoption
As at December 31, 2025, future minimum operating lease payments were as follows:

(millions of dollars)
2026	16
2027	14
2028	10
2029	3
2030	1
Thereafter	1
Total undiscounted minimum lease payments	45
Less: discounting minimum lease payments to present value	(2)
Total discounted minimum lease payments	43
As at December 31, 2024, future minimum operating lease payments were as follows:

(millions of dollars)
2025	17
2026	15
2027	13
2028	10
2029	2
Thereafter	2
Total undiscounted minimum lease payments	59
Less: discounting minimum lease payments to present value	(4)
Total discounted minimum lease payments	55

Summary of Supplementary Balance Sheet Information
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2025	2024
Other long-term assets (Note 12)	47	55
Accounts payable and other current liabilities (Note 13)	14	14
Other long-term liabilities (Note 14)	29	41